Expense Example	Delaware Ivy VIP Asset Strategy Class I Expense Example, with Redemption, 1 Year	Delaware Ivy VIP Asset Strategy Class I Expense Example, with Redemption, 3 Years	Delaware Ivy VIP Asset Strategy Class I Expense Example, with Redemption, 5 Years	Delaware Ivy VIP Asset Strategy Class I Expense Example, with Redemption, 10 Years	Delaware Ivy VIP Asset Strategy Class II Expense Example, with Redemption, 1 Year	Delaware Ivy VIP Asset Strategy Class II Expense Example, with Redemption, 3 Years	Delaware Ivy VIP Asset Strategy Class II Expense Example, with Redemption, 5 Years	Delaware Ivy VIP Asset Strategy Class II Expense Example, with Redemption, 10 Years	Delaware Ivy VIP Balanced Class II Expense Example, with Redemption, 1 Year	Delaware Ivy VIP Balanced Class II Expense Example, with Redemption, 3 Years	Delaware Ivy VIP Balanced Class II Expense Example, with Redemption, 5 Years	Delaware Ivy VIP Balanced Class II Expense Example, with Redemption, 10 Years
USD ($)	63	231	413	940	89	310	549	1,234	105	328	569	1,259